Shareholders' Equity (Details) - USD ($)								12 Months Ended
		Mar. 12, 2025	Sep. 13, 2024	Feb. 05, 2024	Dec. 13, 2023	Apr. 03, 2023	Mar. 27, 2021	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Jun. 30, 2024
Shareholders’ Equity [Line Items]
Stock Split, description								Upon incorporation, the authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares of par value US$1.00 each and 100 ordinary shares were issued. The issuance of these 100 ordinary shares, and the 1,000-for-1 share split (as described below) and the subsequent share issuances are considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).
Sale of stock, description							(i) the subdivision of the Company’s authorized and issued share capital at a ratio of 1,000-for-1 share such that the authorized share capital of the Company was amended to US$50,000 divided into 50,000,000 ordinary shares of par value US$0.001 each and the 100 ordinary shares of a par value of $1 then issued and outstanding were subdivided into 100,000 ordinary shares of a par value of $0.001 (the “1,000-for-1 share split”); (ii) the creation of Class A Ordinary Shares and Class B ordinary shares, par value $0.001 per share (“Class B Ordinary Shares”, and collectively with Class A Ordinary Shares, “Ordinary Shares”). Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 10 votes per one Class B Ordinary Share. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis; (iii) the re-designation of 3,000 ordinary shares held by Haily Global Limited into 3,000 Class B Ordinary Shares; and (iv) issuances of Class A Ordinary Shares and Class B Ordinary Shares to the existing shareholders, to increase the number of total Ordinary Shares issued and outstanding prior to the completion of this offering from 100,000 to 9,000,000 (the “share issuances”). The Company believes the 1,000-for-1 share split and the share issuances should be considered as a part of the Reorganization of the Company and accounted for on a retroactive basis pursuant to ASC 260.
Ordinary shares, par value (in Dollars per share)								$ 0.001	[1]	$ 0.001	[1]		$ 0.001
Ordinary shares, shares issued	[1]							27,299,707		12,425,319
Gross proceeds (in Dollars)			$ 7,300,000							$ 13,560,000
Warrants purchase			8,980,251
Ordinary shares, shares authorized								5,000,000,000	[1]	5,000,000,000	[1]		50,000,000
Ordinary shares, shares outstanding	[1]							27,299,707		12,425,319
After-tax net income percentage								10.00%
Percentage of entity's registered capital								50.00%
Statutory reserves (in Dollars)								$ 661,924		$ 447,231
Total restricted net assets (in Dollars)								$ 3,516,301		$ 1,325,631
Warrant [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued								5,894,137
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued								27,299,707
Ordinary shares, shares outstanding								27,299,707
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued		600,000,000
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Percentage of entity's registered capital								50.00%
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.001		$ 0.001
Ordinary shares, shares issued								21,629,707		6,485,319
Purchase of shares								67,800
Price per share (in Dollars per share)								$ 4
Shares converted				270,000
Warrants purchase			8,980,251
Exercise price of warrants (in Dollars per share)			$ 0.972
Warrant exercise terms			1 year
Ordinary shares, shares authorized								44,000,000		44,000,000
Ordinary shares, shares outstanding								6,485,319		6,485,319
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Issued warrants exercised					35,319
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)		$ 50,000
Divided shares		44,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Class B Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.001		$ 0.001
Ordinary shares, shares issued								5,670,000		5,940,000
Shares converted				270,000
Ordinary shares, shares authorized								6,000,000		6,000,000
Ordinary shares, shares outstanding								5,670,000		5,940,000
Class B Ordinary Share [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Authorized share capital (in Dollars)		$ 5,000,000
Divided shares		4,400,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Ordinary shares, shares issued		6,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Public offering price (in Dollars per share)			$ 0.81
Net proceeds (in Dollars)						$ 12,000,000
Warrants purchase			1
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001
Ordinary shares, shares issued			8,980,251
Issuance of ordinary shares in initial public offerings, gross						3,390,000
Public offering price (in Dollars per share)						$ 4
Gross proceeds (in Dollars)						$ 13,600,000

[1]	Retrospectively restated for effect of the authorized shares increased on March 12, 2025 (see Note 15)